Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (5,942)	$ (1,252)
Less: Net loss (income) from discontinued operations	(6)	58
Loss from continuing operations	(5,948)	(1,194)
Adjustments to reconcile loss from continuing operations to net cash used in operating activities:
Share-based compensation	513	150
Change in fair value of convertible securities		326
Effect of exchange rates	(2)	6
Change in operating assets and liabilities:
Prepaid expenses and other current assets	108	88
Accounts payable	(483)	13
Non- cash lease expense	14
Operating lease liabilities	(15)
Accrued expense and other current liabilities	(182)	178
Cash used in operating activities from continuing operations	(5,995)	(433)
Net cash used in operating activities from discontinued operations	(41)
Net cash used in operating activities	(6,036)	(433)
Cash flows from investing activities:
Short-term deposit	(951)
Purchase of property and equipment	(4)
Cash used in investing activities from continuing operations	(955)
Cash used in investing activities from discontinued operations
Cash used in investing activities	(955)
Cash flows from financing activities:
Proceeds from issuance of convertible securities (of which $0 and $50 are with related parties in 2026 and 2025, respectively)		435	$ 1,000
Payments in connection with initial public offering costs	(55)	(75)
Proceeds from issuance of Ordinary Shares and Ordinary Warrants in a private placement, net	13,657
Net cash provided by financing activities	13,602	360
Cash used in financing activities from discontinued operations
Net cash provided by financing activities	13,602	360
Effect of exchange rate changes on cash, cash equivalents and restricted cash	2	(6)
Net increase (decrease) in cash and cash equivalents	6,613	(79)
Cash, cash equivalents and restricted cash at beginning of period	1,291	311
Cash, cash equivalents and restricted cash at end of period	7,904	232	$ 311
Supplemental disclosure of non-cash financing activities:
Offering cost included in accrued expense and other current liabilities		43
Cash and cash equivalents	7,818	203
Restricted cash	86	29
Cash, cash equivalents and restricted cash at end of period	$ 7,904	$ 232